UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.70%
Banks - 8.88%
Bank of America Corp. (a)	506,000	$10,686,720
JPMorgan Chase & Co. (a)	102,200	8,193,374
		18,880,094

Biotechnology - 3.61%
Biogen, Inc. (b)	26,100	7,675,227
Construction & Engineering - 1.15%
Chicago Bridge & Iron Co. N.V. (c)	73,000	2,446,230
Construction Materials - 2.67%
Cemax SAB de CV - ADR (b)	726,864	5,676,808
Consumer Finance - 1.98%
Ally Financial, Inc.	217,000	4,214,140
Containers & Packaging - 6.53%
International Paper Co.	160,000	7,795,200
Owens-Illinois, Inc. (b)	331,500	6,089,655
		13,884,855

Diversified Financial Services - 2.95%
Voya Financial, Inc. (a)	161,500	6,277,505
Electronic Equipment, Instruments & Components - 4.55%
Avnet, Inc.	50,000	2,294,500
Keysight Technologies, Inc. (b)	200,500	7,384,415
		9,678,915

Health Care Equipment & Supplies - 3.64%
Zimmer Biomet Holdings, Inc. (a)	76,000	7,741,360
Household Durables - 2.82%
PulteGroup, Inc.	318,500	6,006,910
Insurance - 8.06%
American International Group, Inc. (a)	102,000	6,459,660
Genworth Financial, Inc. (b)	233,600	999,808
MetLife, Inc. (a)	176,000	9,681,760
		17,141,228

IT Services - 0.95%
VeriFone Systems, Inc. (b)	120,000	2,026,800
Machinery - 7.04%
Crane Co.	100,500	7,385,745
Kennametal, Inc.	220,000	7,587,800
		14,973,545

Oil, Gas & Consumable Fuels - 11.36%
BP PLC - ADR	198,000	6,931,980
Chesapeake Energy Corp. (b)	330,000	2,310,000
Kinder Morgan, Inc.	188,000	4,173,600
PBF Energy, Inc. - Class A	204,000	4,893,960
Southwestern Energy Co. (b)	516,000	5,856,600
		24,166,140

Pharmaceuticals - 1.57%
Teva Pharmaceutical Industries Ltd. - ADR (a)	88,500	3,336,450
Professional Services - 1.09%
On Assignment, Inc. (b)	56,000	2,312,240
Semiconductors & Semiconductor Equipment - 7.44%
Cypress Semiconductor Corp.	176,000	1,980,000
QUALCOMM, Inc.	111,500	7,596,495
Skyworks Solutions, Inc.	81,000	6,224,850
		15,801,345

Software - 1.90%
Symantec Corp.	165,500	4,036,545
Specialty Retail - 3.01%
Abercrombie & Fitch Co. - Class A	122,000	1,753,140
Dick's Sporting Goods, Inc.	78,700	4,648,809
		6,401,949

Technology Hardware, Storage & Peripherals - 8.48%
Hewlett-Packard Enterprise Co.	282,000	6,711,600
NCR Corp. (b)	181,804	7,044,904
NetApp, Inc.	116,500	4,259,240
		18,015,744

Textiles, Apparel & Luxury Goods - 1.02%
Skechers U.S.A., Inc. (b)	95,000	2,164,100
TOTAL COMMON STOCKS (Cost $166,673,713)		192,858,130

CONVERTIBLE BONDS - 0.48%	Principal Amount
Chesapeake Energy Corp.
2.50%, 05/15/2037	$417,000	420,128
2.50%, 05/15/2037	596,000	600,470
TOTAL CONVERTIBLE BONDS (Cost $715,106)		1,020,598

CORPORATE BONDS - 2.12%
W&T Offshore, Inc.
8.50%, 06/15/2019	5,500,000	2,722,500
9.00%, 05/15/2020	1,606,981	1,108,817
8.50%, 06/15/2021	1,400,000	686,000
TOTAL CORPORATE BONDS (Cost $3,805,146)		4,517,317

PURCHASED OPTIONS - 0.15%	Contracts
Call Options - 0.15%
Macy's, Inc.
Expiration: January, 2017, Exercise Price: $39.000	800	316,000
TOTAL PURCHASED OPTIONS (Cost $123,120)		316,000

SHORT-TERM INVESTMENTS - 8.11%	Shares
Money Market Fund - 8.11%
Fidelity Investments Money Market Funds - Government Portfolio, - Class I, 0.280% (d)	17,250,491	17,250,491
TOTAL SHORT-TERM INVESTMENTS (Cost $17,250,491)		17,250,491

Total Investments (Cost $188,567,576) - 101.56%	215,962,536
Liabilities in Excess of Other Assets - (1.56)%	(3,319,883)
TOTAL NET ASSETS - 100.00%	$212,642,653

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Seven day yield as of November 30, 2016.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
N.V.	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Securities Sold Short
November 30, 2016 (Unaudited)

	Shares	Value
Securities Sold Short
Align Technology, Inc.	(7,610)	$(708,110)
Amphenol Corp. - Class A	(11,280)	(769,973)
Automatic Data Processing, Inc.	(7,650)	(734,553)
The Bank of New York Mellon Corp.	(15,650)	(742,123)
Cabot Oil & Gas Corp.	(32,680)	(722,882)
Cadence Design System, Inc.	(27,340)	(718,495)
Citizens Financial Group, Inc.	(27,930)	(935,934)
Coach, Inc.	(19,040)	(692,866)
Corning, Inc.	(30,120)	(723,784)
EOG Resources, Inc.	(7,620)	(781,202)
Equifax, Inc.	(6,090)	(697,000)
Fastenal Co.	(17,060)	(808,644)
Fiserv, Inc.	(6,930)	(725,017)
General Electric Co.	(23,270)	(715,785)
Global Payments, Inc.	(10,150)	(695,783)
Hilton Worldwide Holdings, Inc.	(29,400)	(737,058)
Hologic, Inc.	(18,730)	(716,984)
Huntington Bancshares, Inc.	(58,260)	(725,920)
Incyte Corp.	(6,790)	(694,549)
Intuit, Inc.	(5,980)	(679,806)
Lincoln National Corp.	(11,410)	(731,381)
Marathon Oil Corp.	(46,810)	(845,389)
MGM Resorts International	(25,340)	(727,511)
Monsanto Co.	(7,130)	(732,322)
The PNC Financial Services Group, Inc.	(6,530)	(721,826)
Quintiles IMS Holdings, Inc.	(9,270)	(712,214)
Rollins, Inc.	(22,460)	(721,640)
Starbucks Corp.	(12,740)	(738,538)
Stryker Corp.	(6,480)	(736,517)
T. Rowe Price Group, Inc.	(11,220)	(830,953)
Tractor Supply Co.	(9,510)	(713,916)
Unum Group	(17,060)	(721,126)
Xilinx, Inc.	(13,500)	(728,730)
Total for Shares Sold Short (Proceeds: $23,562,650)		$(24,388,531)

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
Biogen, Inc.
Expiration: April, 2017, Exercise Price: $325.00	70	$106,400
CEMEX S.A.B. de C.V.
Expiration: January, 2017, Exercise Price: $9.00	1,000	13,000
Expiration: January, 2017, Exercise Price: $10.00	383	1,532
Expiration: March, 2017, Exercise Price: $10.00	1,900	26,600
Expiration: April, 2017, Exercise Price: $10.00	2,000	37,000
Chesapeake Energy Corp.
Expiration: January, 2017, Exercise Price: $6.00	1,000	127,000
Expiration: January, 2017, Exercise Price: $7.00	800	52,000
Expiration: April, 2017, Exercise Price: $7.00	700	80,500
Expiration: April, 2017, Exercise Price: $8.00	800	61,600
Genworth Financial, Inc.
Expiration: January, 2017, Exercise Price: $4.00	1,000	52,500
Expiration: January, 2017, Exercise Price: $5.50	900	3,600
Expiration: January, 2017, Exercise Price: $6.00	436	872
NCR Corp.
Expiration: April, 2017, Exercise Price: $40.00	750	176,250
NetApp, Inc.
Expiration: January, 2017, Exercise Price: $40.00	500	14,000
Owens-Illinois, Inc.
Expiration: December, 2016, Exercise Price: $19.00	500	16,000
QUALCOMM, Inc.
Expiration: March, 2017, Exercise Price: $70.00	300	76,800
Expiration: March, 2017, Exercise Price: $72.50	300	47,100
Expiration: March, 2017, Exercise Price: $75.00	250	23,750
Symantec Corp.
Expiration: January, 2017, Exercise Price: $25.00	800	44,000
		960,504
PUT OPTIONS
Skechers U.S.A., Inc.
Expiration: April, 2017, Exercise Price: $18.00	550	39,875
VeriFone Systems, Inc.
Expiration: January, 2017, Exercise Price: $16.00	1,000	65,000
		104,875
Total Options Written (Premiums received $1,372,322)		$1,065,379

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$188,567,576
Gross unrealized appreciaition- Short Sales	$142,074
Gross unrealized appreciation - Long Investments	33,629,917
Gross unrealized appreciation - Options Written	428,990
Gross unrealized depreciaition- Short Sales	(967,955)
Gross unrealized depreciation - Long Investments	(6,234,957)
Gross unrealized depreciation - Options Written	(122,047)
Net unrealized depreciation	$26,876,022

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the reparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price uring the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions  using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks[1]	$192,858,130	$-	$-	$192,858,130
Total Equity	192,858,130	-	-	192,858,130

Fixed Income
Corporate Bonds	-	4,517,317	-	4,517,317
Convertible Bonds	-	1,020,598	-	1,020,598
Total Fixed Income	-	5,537,915	-	5,537,915

Derivative
Purchased Options	316,000	-	-	316,000
Total Derivative	316,000	-	-	316,000

Short-Term Investments	17,250,491	-	-	17,250,491

Total Investments in Securities	$210,424,621	$5,537,915	$-	$215,962,536

Liabilities;
Securities Sold Short	$(24,388,531)	-	-	$(24,388,531)
Written Options	(750,604)	(314,775)	-	$(1,065,379)
				$(25,453,910)

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as  written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended November 30, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

[1] For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2016 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$316,000	Options written, at value	1,065,379

Total		$316,000		$1,065,379

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2016 through November 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(594,328)	$273,904	(320,424)
Total	$(594,328)	$273,904	$(320,424)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$192,880	$306,943	$499,823
Total	$192,880	$306,943	$499,823

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.34%
Aerospace & Defense - 5.10%
Triumph Group, Inc.	59,400	$1,651,320
Wesco Aircraft Holdings, Inc. (a)	83,646	1,233,779
		2,885,099

Air Freight & Logistics - 3.54%
Atlas Air Worldwide Holdings, Inc. (a)	40,605	2,005,887
Banks - 16.56%
First Commonwealth Financial Corp.	126,997	1,602,702
FNB Corp.	143,259	2,188,998
OFG Bancorp	184,444	2,489,993
The Bancorp, Inc. (a)	122,050	844,586
Zions Bancorp	56,620	2,252,910
		9,379,189

Chemicals - 6.52%
A Schulman, Inc.	50,479	1,680,951
FMC Corp.	15,475	868,457
LSB Industries, Inc. (a)	148,008	1,139,662
		3,689,070

Commercial Services & Supplies - 2.49%
ACCO Brands Corp. (a)	113,522	1,413,349
Communications Equipment - 2.04%
Black Box Corp.	45,075	691,902
Ixia (a)	33,539	461,161
		1,153,063

Construction & Engineering - 0.67%
Chicago Bridge & Iron Co. N.V. (b)	11,295	378,495
Consumer Finance - 2.81%
Green Dot Corp. - Class A (a)	66,129	1,594,370
Containers & Packaging - 1.11%
Owens- Illinois, Inc. (a)	34,255	629,264
Diversified Financial Services - 2.33%
Voya Financial, Inc.	34,000	1,321,580

Electronic Equipment, Instruments & Components - 12.09%
Keysight Technologies, Inc. (a)	50,860	1,873,174
Orbotech Ltd. (a)(b)	15,055	476,792
OSI Systems, Inc. (a)	7,003	530,127
VeriFone Systems, Inc. (a)	108,890	1,839,152
Zebra Technologies Corp. - Class A (a)	26,970	2,131,978
		6,851,223

Energy Equipment & Services - 1.17%
Tidewater, Inc. (a)	289,950	663,986

Food & Staples Retailing - 1.72%
The Andersons, Inc.	24,695	971,748
Food Products - 1.01%
Omega Protein Corp. (a)	23,930	573,124
Health Care Equipment & Supplies - 3.38%
Analogic Corp.	10,545	971,722
Integra LifeSciences Holdings Corp. (a)	11,700	945,360
		1,917,082

Health Care Providers & Services - 0.99%
Kindred Healthcare, Inc.	84,155	559,631
Hotels, Restaurants & Leisure - 1.59%
Bloomin' Brands, Inc.	48,550	903,030
Household Durables - 0.95%
SodaStream International Ltd. (a)(b)	14,729	536,430
Insurance - 2.10%
American Equity Investment Life Holding Co.	57,340	1,188,658
Machinery - 3.98%
Crane Co.	16,555	1,216,627
L.B. Foster Co. - Class A	53,625	656,906
Terex Corp.	12,415	378,906
		2,252,439

Metals & Mining - 2.50%
United States Steel Corp.	43,885	1,419,241
Multiline Retail - 3.63%
Big Lots, Inc.	40,728	2,061,244
Oil, Gas & Consumable Fuels - 9.54%
PBF Energy, Inc. - Class A	91,960	2,206,120
Southwestern Energy Co. (a)	160,300	1,819,405
Whiting Petroleum Corp. (a)	113,000	1,380,860
		5,406,385

Pharmaceuticals - 5.70%
Akorn, Inc. (a)	30,800	653,576
Lannett, Inc. (a)	112,468	2,575,517
		3,229,093

Professional Services - 1.81%
Acacia Research Corp. (a)	96,937	668,865
On Assignment, Inc. (a)	8,700	359,223
		1,028,088

Semiconductors & Semiconductor Equipment - 1.98%
Cypress Semiconductor Corp.	99,777	1,122,491
Software - 2.31%
OpenText Corp. (b)	20,599	1,309,272
Textiles, Apparel & Luxury Goods - 0.72%
Skechers U.S.A., Inc. - Class A (a)	17,800	405,484
TOTAL COMMON STOCKS (Cost $50,451,091)		56,848,015

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
Fidelity Investments Money Market Funds - Government Portfolio, - Class I, 0.280% (c)	45	45
TOTAL SHORT-TERM INVESTMENTS (Cost $45)		45

Total Investments (Cost $50,451,136) - 100.34%	56,848,060
Liabilities in Excess of Other Assets - (0.34)%	(190,255)
TOTAL NET ASSETS - 100.00%	$56,657,805

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2016.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
N.V.	Naamloze Vennootschap is a Dutch term for publicly traded companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$50,451,136
Gross unrealized appreciation	10,891,646
Gross unrealized depreciation	(4,494,722)
Net unrealized appreciation	$6,396,924

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 30, 2010.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.  In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$56,848,015	$-	$-	$56,848,015
Total Equity	56,848,015	-	-	56,848,015

Short-Term Investments	45	-	-	45

Total Investments in Securities	$56,848,060	$-	$-	$56,848,060

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended November 30, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Snow Capital Dividend Plus Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.20%
Automobiles - 2.44%
General Motors Co.	1,650	$56,975
Banks - 8.34%
FNB Corp.	1,505	22,996
JP Morgan Chase & Co.	1,015	81,373
KeyCorp	4,095	70,884
Wells Fargo & Co.	365	19,316
		194,569

Chemicals - 2.77%
A Schulman, Inc.	830	27,639
The Mosaic Co.	1,300	36,920
		64,559

Commercial Services & Supplies - 2.16%
Steelcase, Inc. - Class A	3,240	50,382
Communications Equipment - 1.94%
Telefonaktiebolaget LM Ericsson - ADR	8,865	45,389
Containers & Packaging - 2.49%
International Paper Co.	1,195	58,220
Diversified Consumer Services - 1.76%
H&R Block, Inc.	1,850	40,996
Diversified Telecommunication Services - 2.43%
Verizon Communications, Inc.	1,135	56,637
Electric Utilities - 3.40%
Exelon Corp.	2,440	79,324
Electrical Equipment - 1.94%
Eaton Corp. PLC (a)	680	45,227
Food Products - 3.05%
Flowers Foods, Inc.	4,580	71,082
Health Care Equipment & Supplies - 1.90%
Zimmer Biomet Holdings, Inc.	435	44,309
Health Care Providers & Services - 0.94%
Kindred Healthcare, Inc.	3,305	21,978
Hotels, Restaurants & Leisure - 2.02%
DineEquity, Inc.	565	47,223
Household Durables - 2.62%
PulteGroup, Inc.	3,245	61,200
Insurance - 8.96%
American International Group, Inc.	1,090	69,029
MetLife, Inc.	1,550	85,265
The Hartford Financial Services Group, Inc.	1,165	54,895
		209,189

Machinery - 2.12%
Kennametal, Inc.	1,435	49,493

Oil, Gas & Consumable Fuels - 13.67%
BP PLC - ADR	1,890	66,169
Chevron Corp.	700	78,092
Kinder Morgan, Inc.	4,050	89,909
PBF Energy, Inc. - Class A	1,905	45,701
Valero Energy Corp.	635	39,091
		318,962

Pharmaceuticals - 3.37%
Teva Pharmaceutical Industries Ltd. - ADR	2,085	78,605
Road & Rail - 3.62%
CSX Corp.	2,360	84,512
Semiconductors & Semiconductor Equipment - 6.92%
Cypress Semiconductor Corp.	5,000	56,250
QUALCOMM, Inc.	890	60,636
Skyworks Solutions, Inc.	580	44,573
		161,459

Technology Hardware, Storage & Peripherals - 2.34%
Hewlett-Packard Enterprise Co.	2,295	54,621
TOTAL COMMON STOCKS (Cost $1,753,406)		1,894,911

CONVERTIBLE PREFERRED STOCKS - 2.96%
Banks - 2.96%
Bank of America Corp.	59	69,089
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $72,512)		69,089

MASTER LIMITED PARTNERSHIPS - 5.94%
AllianceBernstein Holding L.P.	1,820	41,132
Boardwalk Pipeline Partners L.P.	3,345	57,434
Suburban Propane Partners, L.P.	1,415	40,087
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $133,726)		138,653

PREFERRED STOCKS - 5.56%
Banks - 2.80%
GMAC Capital Trust I	2,600	65,390
Mortgage Real Estate Investment Trusts - 2.76%
Annaly Capital Management, Inc.	2,680	64,454
TOTAL PREFERRED STOCKS (Cost $133,344)		129,844

REAL ESTATE INVESTMENT TRUSTS - 2.56%
Mortgage Real Estate Investment Trusts - 2.56%
Chimera Investment Corp.	3,518	59,665
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $57,194)		59,665

SHORT-TERM INVESTMENTS - 1.59%
Money Market Fund - 1.59%
Fidelity Investment Money Market Funds - Government Portfolio, - Class I, 0.280% (b)	37,216	37,216
TOTAL SHORT-TERM INVESTMENTS (Cost $37,216)		37,216

Total Investments (Cost $2,187,398) - 99.81%		2,329,378
Other Assets in Excess of Liabilities - 0.19%		4,371
TOTAL NET ASSETS - 100.00%		$2,333,749

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Seven day yield as of November 30, 2016.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$2,187,398
Gross unrealized appreciation	175,429
Gross unrealized depreciation	(33,449)
Net unrealized appreciation	$141,980

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Snow Capital Dividend Plus Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 30, 2010.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.  In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$1,894,911	$-	$-	$1,894,911
Convertible Preferred Stocks	69,089			69,089
Master Limited Partnerships	138,653			138,653
Preferred Stocks	129,844			129,844
Real Estate Investment Trusts	59,665			59,665
Total Equity	2,292,162	-	-	2,292,162

Short-Term Investments	37,216	-	-	37,216

Total Investments in Securities	$2,329,378	$-	$-	$2,329,378

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended November 30, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Snow Capital Focused Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.05%
Banks - 12.09%
Bank of America Corp.	2,505	$52,906
JP Morgan Chase & Co.	635	50,908
KeyCorp	2,285	39,553
		143,367

Biotechnology - 4.32%
Biogen, Inc. (a)	174	51,168
Construction Materials - 4.09%
Cemex SAB de CV - ADR (a)	6,215	48,539
Containers & Packaging - 4.52%
International Paper Co.	1,100	53,592
Diversified Financial Services - 4.37%
Voya Financial, Inc.	1,335	51,891
Electric Utilities - 3.15%
Exelon Corp.	1,150	37,387
Electrical Equipment - 3.03%
Eaton Corp. PLC (b)	540	35,915
Electronic Equipment, Instruments & Components - 4.32%
Keysight Technologies, Inc. (a)	1,390	51,194
Health Care Equipment & Supplies - 3.63%
Zimmer Biomet Holdings, Inc.	423	43,087
Hotels, Restaurants & Leisure - 4.11%
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,225	48,767
Household Durables - 3.59%
PulteGroup, Inc.	2,260	42,624
Insurance - 6.98%
MetLife, Inc.	1,505	82,790
Oil, Gas & Consumable Fuels - 14.08%
BP PLC - ADR	1,245	43,587
Kinder Morgan, Inc.	2,130	47,286
PBF Energy, Inc. - Class A	1,535	36,825
Southwestern Energy Co. (a)	3,465	39,328
		167,026

Pharmaceuticals - 1.94%
Akorn, Inc. (a)	1,085	23,024
Semiconductors & Semiconductor Equipment - 8.70%
QUALCOMM, Inc.	715	48,713
Skyworks Solutions, Inc.	710	54,563
		103,276

Software - 2.41%
OpenText Corp. (b)	450	28,602
Specialty Retail - 2.84%
Dick's Sporting Goods, Inc.	570	33,670
Technology Hardware, Storage & Peripherals - 2.88%
Hewlett-Packard Enterprise Co.	1,435	34,153
TOTAL COMMON STOCKS (Cost $979,851)		1,080,072

EXCHANGE TRADED FUNDS - 5.58%
Financial Select Sector SPDR Fund		66,179
TOTAL EXCHANGE TRADED FUNDS (Cost $64,947)		66,179

SHORT-TERM INVESTMENTS - 3.57%
Money Market Fund - 3.57%
Fidelity Investment Money Market Funds - Government Portfolio, - Class I, 0.280% (c)	42,289	42,289
TOTAL SHORT-TERM INVESTMENTS (Cost $42,289)		42,289

Total Investments (Cost $1,087,087) - 100.20%		1,188,540
Liabilities in Excess of Other Assets - (0.20)%		(2,348)
TOTAL NET ASSETS - 100.00%		$1,186,192

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2016.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$1,087,087
Gross unrealized appreciation	114,575
Gross unrealized depreciation	(13,122)
Net unrealized appreciation	$101,453

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Snow Capital Focused Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 30, 2010.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.  In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions  using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$1,080,072	$-	$-	$1,080,072
Total Equity	1,080,072	-	-	1,080,072

Exchange Traded Funds	66,179	-	-	66,179

Short-Term Investments	42,289	-	-	42,289

Total Investments in Securities	$1,188,540	$-	$-	$1,188,540

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended November 30, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  January 24, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 24, 2017

* Print the name and title of each signing officer under his or her signature.